UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  028-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

 /s/ Eamon Smith     New York, New York/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $96,282 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUITY GROUP LTD              SPONSORED ADR    00489C103     2862   450730 SH       SOLE                   450730
ACTIVISION BLIZZARD INC        COM              00507V109     3643   250000 SH       SOLE                   250000
ANGIES LIST INC                COM              034754101     5928   300000 SH       SOLE                   300000
BOYD GAMING CORP               COM              103304101     6472   782600 SH       SOLE                   782600
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3740   250000 SH       SOLE                   250000
CBS CORP NEW                   CL B             124857202     2335    50000 SH       SOLE                    50000
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202      803   190387 SH       SOLE                   190387
CORNERSTONE ONDEMAND INC       COM              21925Y103     2558    75000 SH       SOLE                    75000
DEX ONE CORP                   COM              25212W100     3592  2100854 SH       SOLE                  2100854
EXACTTARGET INC                COM              30064K105     3491   150000 SH       SOLE                   150000
GEEKNET INC                    COM NEW          36846Q203     2267   153492 SH       SOLE                   153492
GRAY TELEVISION INC            COM              389375106     1290   275000 SH       SOLE                   275000
GROUPON INC                    COM CL A         399473107     3060   500000 SH       SOLE                   500000
JIVE SOFTWARE INC              COM              47760A108     2576   169500 SH       SOLE                   169500
LAMAR ADVERTISING CO           CL A             512815101     4858   100000 SH       SOLE                   100000
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109     1185    85278 SH       SOLE                    85278
MCCLATCHY CO                   CL A             579489105     2900  1000000 SH       SOLE                  1000000
MELCO CROWN ENTMT LTD          ADR              585464100     3503   150000 SH       SOLE                   150000
METROPCS COMMUNICATIONS INC    COM              591708102     3270   300000 SH       SOLE                   300000
MOVE INC                       COM NEW          62458M207     2752   230270 SH       SOLE                   230270
NORWEGIAN CRUISE LINE HLDGS    SHS              G66721104     2431    82000 SH       SOLE                    82000
OPENTABLE INC                  COM              68372A104     3527    56000 SH       SOLE                    56000
PANDORA MEDIA INC              COM              698354107     2832   200000 SH       SOLE                   200000
RESPONSYS INC                  COM              761248103     1876   212000 SH       SOLE                   212000
SBA COMMUNICATIONS CORP        COM              78388J106     1944    27000 SH       SOLE                    27000
SOHU COM INC                   COM              83408W103     3721    75000 SH       SOLE                    75000
VERINT SYS INC                 COM              92343X100     2924    80000 SH       SOLE                    80000
VIACOM INC NEW                 CL B             92553P201     3074    50000 SH       SOLE                    50000
VIPSHOP HLDGS LTD              SPONSORED ADR    92763W103     3796   125000 SH       SOLE                   125000
VONAGE HLDGS CORP              COM              92886T201     7072  2446896 SH       SOLE                  2446896